AB Value Fund

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Health Care – 17.0%
Biotechnology – 0.9%
AbbVie, Inc.	21,846	$3,845,988

Health Care Equipment & Supplies – 3.1%
Medtronic PLC	102,754	8,565,574
Zimmer Biomet Holdings, Inc.	37,306	4,639,374

		13,204,948

Health Care Providers & Services – 6.9%
HCA Healthcare, Inc.	30,660	9,556,722
Humana, Inc.	11,084	3,882,947
Laboratory Corp. of America Holdings	37,104	8,008,157
UnitedHealth Group, Inc.	15,797	7,797,399

		29,245,225

Life Sciences Tools & Services – 1.8%
Thermo Fisher Scientific, Inc.	13,662	7,789,799

Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	90,875	4,611,906
Merck & Co., Inc.	107,773	13,703,337

		18,315,243

		72,401,203

Financials – 16.8%
Banks – 8.7%
Bank of America Corp.	328,675	11,345,861
Comerica, Inc.	93,013	4,592,982
First Citizens BancShares, Inc./NC - Class A	2,150	3,383,691
Wells Fargo & Co.	317,425	17,645,656

		36,968,190

Capital Markets – 3.4%
Charles Schwab Corp. (The)	96,532	6,446,407
Morgan Stanley	94,620	8,141,105

		14,587,512

Insurance – 4.7%
Progressive Corp. (The)	78,520	14,884,251
Reinsurance Group of America, Inc.	29,779	5,266,416

		20,150,667

		71,706,369

Industrials – 12.7%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. - Class A(a)	83,749	2,395,222

Building Products – 1.8%
Builders FirstSource, Inc.(a)	39,929	7,793,342

Construction & Engineering – 0.7%
MasTec, Inc.(a)	37,098	2,799,415

Electrical Equipment – 4.3%
Eaton Corp. PLC	50,734	14,662,126

Company	Shares	U.S. $ Value

Sensata Technologies Holding PLC	107,559	$3,702,181

		18,364,307

Machinery – 4.0%
PACCAR, Inc.	121,980	13,526,362
Stanley Black & Decker, Inc.	41,066	3,666,783

		17,193,145

Professional Services – 1.3%
Robert Half, Inc.	69,330	5,574,132

		54,119,563

Information Technology – 12.5%
Semiconductors & Semiconductor Equipment – 6.0%
Lam Research Corp.	12,276	11,517,957
NXP Semiconductors NV	56,739	14,169,431

		25,687,388

Software – 4.6%
Gen Digital, Inc.	368,197	7,912,554
Oracle Corp.	104,964	11,722,379

		19,634,933

Technology Hardware, Storage & Peripherals – 1.9%
Western Digital Corp.(a)	131,777	7,836,778

		53,159,099

Energy – 7.0%
Energy Equipment & Services – 2.1%
Baker Hughes Co.	301,338	8,916,591

Oil, Gas & Consumable Fuels – 4.9%
Cameco Corp.	121,625	4,929,461
EOG Resources, Inc.	59,148	6,770,080
Exxon Mobil Corp.	86,472	9,038,054

		20,737,595

		29,654,186

Consumer Staples – 6.8%
Beverages – 1.3%
Coca-Cola Co. (The)	95,977	5,760,540

Consumer Staples Distribution & Retail – 3.9%
Walmart, Inc.	284,190	16,656,376

Household Products – 1.6%
Procter & Gamble Co. (The)	41,696	6,627,162

		29,044,078

Consumer Discretionary – 6.7%
Hotels, Restaurants & Leisure – 1.8%
Hyatt Hotels Corp. - Class A(b)	22,901	3,517,365
Restaurant Brands International, Inc.(b)	52,694	4,091,689

		7,609,054

Company	Shares	U.S. $ Value

Household Durables – 0.8%
PulteGroup, Inc.	29,912	$3,241,862

Specialty Retail – 3.4%
AutoZone, Inc.(a)	1,067	3,207,424
Bath & Body Works, Inc.	69,009	3,153,711
Lowe’s Cos., Inc.	33,691	8,108,413

		14,469,548

Textiles, Apparel & Luxury Goods – 0.7%
Tapestry, Inc.	66,804	3,175,194

		28,495,658

Communication Services – 5.7%
Diversified Telecommunication Services – 2.5%
Charter Communications, Inc. - Class A(a)	12,221	3,592,118
Comcast Corp. - Class A	166,446	7,132,211

		10,724,329

Entertainment – 1.3%
Walt Disney Co. (The)	52,222	5,826,931

Wireless Telecommunication Services – 1.9%
T-Mobile US, Inc.	48,780	7,965,774

		24,517,034

Materials – 5.2%
Chemicals – 4.2%
Corteva, Inc.	117,546	6,291,062
LyondellBasell Industries NV - Class A	115,583	11,590,663

		17,881,725

Metals & Mining – 1.0%
ATI, Inc.(a)	85,075	4,183,989

		22,065,714

Real Estate – 4.8%
Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	36,337	4,305,208

Industrial REITs – 1.6%
Prologis, Inc.	51,226	6,826,889

Office REITs – 0.9%
Alexandria Real Estate Equities, Inc.	31,662	3,949,201

Specialized REITs – 1.3%
Equinix, Inc.	5,892	5,236,927

		20,318,225

Utilities – 4.7%
Electric Utilities – 1.8%
American Electric Power Co., Inc.	87,173	7,426,268

Multi-Utilities – 2.9%
Ameren Corp.	94,902	6,756,073

Company	Shares	U.S. $ Value

CenterPoint Energy, Inc.	205,936	$5,663,240

		12,419,313

		19,845,581

Total Common Stocks (cost $326,158,564)		425,326,710

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $80,570)	80,570	80,570

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $326,239,134)		425,407,280

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $3,416,491)	3,416,491	3,416,491

Total Investments – 100.7% (cost $329,655,625)(f)		428,823,771
Other assets less liabilities – (0.7)%		(3,080,934)

Net Assets – 100.0%		$425,742,837

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,724,926 and gross unrealized depreciation of investments was $(4,556,780), resulting in net unrealized appreciation of $99,168,146.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Value Fund

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$425,326,710	$—	$—	$425,326,710
Short-Term Investments	80,570	—	—	80,570
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,416,491	—	—	3,416,491

Total Investments in Securities	428,823,771	—	—	428,823,771
Other Financial Instruments(b)	—	—	—	—

Total	$428,823,771	$—	$—	$428,823,771

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$61,840	$61,759	$81	$22
Government Money Market Portfolio*	5,071	8,155	9,810	3,416	26
Total	$5,071	$69,995	$71,569	$3,497	$48

*	Investments of cash collateral for securities lending transactions.